Taxes (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Statutory rate to the Company's effective tax rate
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption	0.50%	(10.20%)	(14.20%)
Research and development ("R&D") tax credit	2.90%	(3.50%)	(3.00%)
Exempt income	0.90%	0.00%	0.00%
Effect of non-taxable government subsidy income	0.00%	(4.80%)	(1.00%)
Non-PRC entities not subject to PRC tax	(20.80%)	9.80%	8.70%
Change in valuation allowance	0.50%	(2.40%)	0.90%
Prior year true-up	0.00%	0.00%	7.80%
Others	(1.40%)	2.20%	1.00%
Effective tax rate	7.60%	16.10%	25.20%